Shareholders’ Equity (Details)					6 Months Ended
	Jan. 26, 2023 shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Aug. 16, 2018 $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Shareholders’ equity [Line Items]
Exercise price			$ 8.6
Offering net proceeds		¥ 508,100,000	$ 79,700,000
Other expenses		¥ 38,900,000	$ 6,000,000
Description of statutory reserve					WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount					¥ 198,189,758	$ 27,809,081
Statutory reserves (in Yuan Renminbi)					¥ 25,647,972		$ 3,598,806	¥ 25,647,972
Class A Ordinary Share [Member]
Shareholders’ equity [Line Items]
Number of shares issued (in Shares) | shares				20,115,570
Par value				$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued (in Shares) | shares	23,000,000			466,967,730
Par value			$ 0.0001	$ 0.0001
Voting shares, description					Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.	Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Series A Preferred Shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued (in Shares) | shares				12,916,700
Par value				$ 0.0001
Third Public Offering [Member] | ADS [Member]
Shareholders’ equity [Line Items]
Number of shares issued (in Shares) | shares		11,173,335	11,173,335
Per share price			$ 7.5